SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net Loss	$ (555,011)	$ (494,278)	$ (1,108,198)	$ (828,818)	$ (757,372)	$ (550,263)	$ (2,157,487)	$ (2,136,453)
Basic weighte average shares	2,115,307			2,005,159			2,055,649	2,008,737
Diluted weighted average shares	2,115,307			2,005,159			2,055,649	2,008,737
Basic loss per share	$ (0.26)			$ (0.41)			$ (1.05)	$ (1.07)
Diluted loss per share	$ (0.26)			$ (0.41)			$ (1.05)	$ (1.07)